10.31 Spartan International Index Funds Investor, Advantage Combo PRO-03 | Spartan® Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Investor, Advantage Combo PRO-03 - Spartan® Global ex U.S. Index Fund		Spartan Global ex U.S. Index Fund-Investor Class	Spartan Global ex U.S. Index Fund-Advantage Class
Management fee		0.20%	0.20%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.14%	0.08%
Total annual operating expenses		0.34%	0.28%
Fee waiver and/or expense reimbursement	[1]	0.15%	0.16%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.19%	0.12%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.19% and 0.12%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

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Expense Example {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Investor, Advantage Combo PRO-03 - Spartan® Global ex U.S. Index Fund - USD ($)	Spartan Global ex U.S. Index Fund-Investor Class	Spartan Global ex U.S. Index Fund-Advantage Class
1 year	$ 19	$ 12
3 years	91	71
5 years	173	138
10 years	$ 413	$ 337